Income Taxes Provision (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal	$ 25.1	$ 61.9	$ (34.2)
Foreign	90.0	49.9	19.5
State	(0.4)	4.1	(0.2)
Total current	114.7	115.9	(14.9)
Deferred:
Federal	(4.4)	127.8	27.7
Foreign	(30.4)	(14.4)	9.2
State	(9.1)	(0.4)	16.2
Total deferred	(43.9)	113.0	53.1
Total	$ 70.8	$ 228.9	$ 38.2